Consolidated Balance Sheets (Parentheticals) - $ / shares shares in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	5,000,000	5,000,000
Ordinary shares, shares issued	73,361	73,361
Ordinary shares, shares outstanding	73,361	73,361
Treasury shares	1,794	1,794